EQUITY	12 Months Ended
Oct. 31, 2021
EQUITY
EQUITY

NOTE 15 – EQUITY

The equity structure was presented after giving retroactive effect to the reorganization of the Company that was completed in the fiscal year 2019. Immediately before and after the reorganization, the shareholders of TRX ZJ controlled TRX. Therefore, for accounting purposes, the reorganization is accounted for as a transaction of entities under common control.

Ordinary Shares

The Company’s outstanding share capital consists of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. Each Class B ordinary share shall entitle the holder thereof to eighteen (18) votes on all matters subject to vote at general meetings of the Company, and each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

2021 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on December 3, 2021 and reserved 5,000,000 Class A ordinary shares for issuance thereunder. In January 2022, the Company issued 1,551,000 shares of its Class A ordinary stock pursuant to the 2021 performance incentive plan, of which, 1,400,000 shares were issued to its officers and directors.

Shareholders’ Contribution

During the year ended October 31, 2020, the Company’s shareholders contributed $5,000 to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.

Class A Ordinary Shares Sold for Cash from the Initial Public Offering and Underwriter’s Warrants

On January 29, 2021, the Company closed its initial public offering (“IPO”) of 3,000,000 Class A ordinary shares, par value $0.001 per ordinary share, at a public offering price of $4 per share. On February 2, 2021, the representative of the underwriters in the IPO, exercised its option to purchase an additional 75,000 Class A ordinary shares at a price of $4.00 per share. The closing for the sale of the over-allotment shares took place on February 4, 2021.

The net proceeds of the Company's IPO, including the proceeds from the sale of the over-allotment shares, totaled $9,886,299, net of cash fees of $2,413,701.

In connection with the IPO, on January 29, 2021, the Company issued 270,000 stock warrants at a fixed exercise price of $5.00 per share to its underwriter for the transaction. These warrants were not exercisable prior to July 29, 2021 and expire on January 29, 2024. The fair value of warrants granted to the underwriters were estimated at the date of grant using the Black-Scholes warrant-pricing model with the following assumptions: stock price of $12.69, volatility of 55.91%, risk-free rate of 0.19%, annual dividend yield of 0% and expected life of 3.00 years. The underwriter’s warrants were classified as equity.  The fair value of these warrants was $2,254,920, which was debited to the account of additional paid-in capital - underwriter cost account and was fully offset by the corresponding credit to the additional paid-in capital - underwriter cost account, resulting in no change in net equity of the balance sheet.

NOTE 15 – EQUITY (continued)

Units Sold for Cash from the June 2021 Public Offering

In June 2021, the Company entered into Securities Purchase Agreement with several third-party institutional investors for the purchase of 3,275,000 units in a registered direct offering, for gross proceeds of $24,562,500 before placement agent fees and other offering expenses payable by the Company. Each unit was sold at a public offering price of $7.50 and consists of one share of Class A ordinary stock and a warrant to purchase one share of Class A ordinary stock. The Company received net cash proceeds of $22,200,344, net of cash paid for placement agent fees and other offering expenses of $2,362,156.

The warrants are exercisable immediately as of the date of issuance (the “Initial Exercise Date”), at an exercise price of $8.00 per share, subject to adjustment as provided in the warrants, and expire on the fifth (5th) anniversary of the Initial Exercise Date. The warrants include anti-dilution rights, which provide that if at any time the warrants are outstanding, the Company issues or is deemed to have issued any ordinary stock or ordinary stock equivalents for consideration less than the then current exercise price of the warrants, the exercise price of such warrants is automatically reduced to the lowest price per share of consideration provided or deemed to have been provided for such securities (subject to adjustment for reverse and forward stock splits, recapitalizations and similar transactions).

The fair value of the warrants was $14,819,266 and was based on the Black-Scholes pricing model. Input assumptions used were as follows: stock price per share of $6.31 – $7.50, a risk-free interest rate of 0.73% - 0.90%; expected volatility of 81.45% - 83.06%; expected life of 5 years; and expected dividend yield of 0%. $9,479,610 of the total gross proceeds was allocated to the warrants based on the relative fair value allocation method, which has been reflected in shareholders’ equity. The warrants were classified in shareholders’ equity as the number of shares were fixed and determinable, and no other provisions precluded equity treatment. $15,082,890 of the total gross proceeds was allocated as the value of ordinary shares.

The direct costs related to the issuance of the ordinary shares and warrants were $2,362,156. These direct costs were recorded as an offset against gross proceeds with $911,647 being recorded in additional paid-in capital and $1,450,509 being recorded in ordinary shares on a relative fair value basis.

Warrants

There was no stock warrant activity during the years ended October 31, 2020 and 2019. Stock warrants activities during the year ended October 31, 2021 were as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2020	—	$—
Granted	3,545,000	7.77
Exercised	—	—
Outstanding at October 31, 2021	3,545,000	$7.77
Warrants exercisable at October 31, 2021	3,545,000	$7.77

The stock warrants outstanding and stock warrants exercisable at October 31, 2021 had no intrinsic value.

The following table summarizes the shares of the Company’s ordinary stock issuable upon exercise of warrants outstanding at October 31, 2021:

Warrants Outstanding			Warrants Exercisable
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at October 31, 2021	Contractual Life (Years)	October 31, 2021	Price
$5.00	270,000	2.25	270,000	$5.00
8.00	3,275,000	4.61	3,275,000	8.00
$7.77	3,545,000	4.43	3,545,000	$7.77